Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Cash flows from operating activities:
Net loss	$ (8,446,927)	$ (4,671,520)	$ (6,194,828)	$ (2,665,779)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	2,612,798	731,551	1,117,667
Deferred guaranteed interest	(15,385)
Cash paid in interest	(191,314)
Depreciation expense	245,817	151,342	229,513	57,473
Amortization expense	221,910	212,343	295,709	211,067
Lease liability net of leased asset	(23,201)	6,070
Deferred equity financing costs	(146,305)	(137,561)
Issuance of shares for interest payment	81,508
Loss on extinguishment of debt	1,771,301	3,115
Stock based compensation	1,407,175	1,954,480
Gain on forgiveness of PPP loan	(40,500)
Issuance of shares for services	407,883
Impairment loss		213,923	359,129
Deferred lease expense			(26,248)	(776)
Debt forgiveness income				(93,761)
Issuance of shares for services			2,984,271	161,776
Changes in operating assets and liabilities:
Accounts receivable	99,539	29,820	(32,448)	(127,653)
Inventory	(96,567)	(39,839)	(63,474)	(15,787)
Prepaid expenses			(16,500)	(5,588)
Other current assets	(267,959)	17,272
Prepaid franchise fees	(204,728)
Security deposits		(22,000)	(25,422)	(2,568)
Deferred brokerage fees	3,651	42,445	69,280	(18,592)
Deferred revenues	269,357	(82,368)	(157,137)	123,882
Accounts payable	(75,942)	381,128	337,022	123,142
Accrued expenses	(112,132)	423,141	(245,464)	729,902
Due from franchisees	23,007	(31,514)	(23,007)
Net cash used in operating activities	(2,477,014)	(818,172)	(1,391,938)	(1,523,262)
Cash flows from investing activities:
Cash (used in)/acquired from acquisition			(150,000)	26,180
Purchase of property and equipment			(1,949)	(163,472)
Purchase of property and equipment	(352,725)	(8,949)	(352,725)	(8,949)
Net cash used in investing activities	(352,725)	(8,949)	(151,949)	(137,292)
Cash flows from financing activities:
Proceeds from sale of warrants	100,000
Repayment of notes payable	(1,350,816)	(1,554,641)	(2,137,753)
Proceeds from note payable	4,009,318	2,779,524	3,417,430	192,048
Proceeds from sale of Private Units			500,000	87,700
Deferred financing costs			(209,296)	(98,198)
Distribution of non-controlling interest	(54,800)
Contribution from noncontrolling interest	39,399	14,000
Non-controlling interest of original investment in subsidiaries			202,500	24,054
Private placement funds received			41,735	75,000
Net cash provided by financing activities	2,743,101	1,238,883	1,814,616	280,604
Net change in cash	(86,638)	411,762	254,049	(1,379,950)
Cash - beginning of period	414,257	160,208	160,208	1,540,158
Cash - end of period	327,619	571,970	414,257	160,208
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	191,314	71,704
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Common stock issued for consideration in an acquisition of assets	104,850	782,544	871,852	1,440,000
Common stock issued in connection with notes payable	269,539	1,179,631
Beneficial conversion feature with warrants issued for debt discount	3,534,556	157,438
Conversion of debt to common shares			100,000
Increase in prepaid expenses and accrued expenses			30,555
Warrants issued for debt discount			(1,521,754)
Acquisition of PLAYlive:
Goodwill				2,226,166
Property and equipment				9,503
Deferred brokerage fees				805,975
Accounts payable				(3,574)
Deferred revenue				$ (1,624,250)
Warrants issued for debt extinguishment	$ 2,392,593